Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Leases

10. Leases

The Company leases various facilities and office equipment for its physical therapy operations and administrative support functions under operating leases. The Company’s initial operating lease terms are generally between 7 and 10 years. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The amortization of operating lease ROU assets and the accretion of operating lease liabilities are reported together as fixed lease expense. The fixed lease expense is recognized on a straight-line basis over the life of the lease.

Lease costs are included as components of clinic operating costs and selling, general and administrative expenses on the consolidated condensed statements of operations and comprehensive income (loss). Lease costs incurred by lease type were as follows for the periods indicated below (in thousands):

	Three Months Ended March 31,
	2021	2020
Lease cost
Operating lease cost	$15,823	$16,042
Variable lease cost (1)	4,936	4,471

Total lease cost (2)	$20,759	$20,513

(1)	Includes short term lease costs, which are not material
(2)	Sublease income was not material

Other supplemental quantitative disclosures were as follows for the periods indicated below (in thousands):

	Three Months Ended March 31,
	2021	2020
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$16,166	$16,637
Right-of-use assets obtained in exchange for new operating lease liabilities:	$5,399	$5,601

Average lease terms and discount rates as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021	December 31, 2020
Weighted-average remaining lease term:
Operating leases	6.6 years	6.7 years
Weighted-average discount rate:
Operating leases	6.5%	6.5%

Estimated undiscounted future lease payments under non-cancellable operating leases, along with a reconciliation of the undiscounted cash flows to operating lease liabilities, respectively, at March 31, 2021 were as follows (in thousands):

Year
2021 (excluding the three months ended March 31, 2021)	$48,896
2022	63,790
2023	57,698
2024	50,593
2025	41,898
Thereafter	108,110

Total undiscounted future cash flows	$370,985
Less: Imputed Interest	(72,638)

Present value of future cash flows	$298,347

Presentation on Balance Sheet
Current	$48,182
Non-current	$250,165

11. Leases

The Company leases various facilities and office equipment for its physical therapy operations and administrative support functions under operating leases. The Company’s initial operating lease terms are generally between 7 and 10 years. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The amortization of operating lease ROU assets and the accretion of operating lease liabilities are reported together as fixed lease expense. The fixed lease expense is recognized on a straight-line basis over the life of the lease. Refer to Note 2, “Basis of Presentation and Summary of Significant Accounting Policies” for more information about the Company’s lease accounting policies and ASC 842 adoption.

Lease costs are included as components of clinic operating costs and selling, general and administrative expenses on the consolidated statements of operations and comprehensive income (loss). Lease costs incurred by lease type for the year ended December 31, 2020 were as follows (in thousands):

2020
Lease cost
Operating lease cost	$67,279
Variable lease cost(1)	18,689

Total lease cost(2)	$85,968

(1)	Includes short term lease costs, which are not material
(2)	Sublease income was not material

During the year ended December 31, 2020, the Company terminated certain lease agreements primarily related to corporate facilities no longer in use. These terminations resulted in net charges of $4.3 million, comprised of $3.9 million in loss on lease terminations and impairment and $0.4 million in other costs associated with the terminations. The charges are recorded in selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss). The Company expects to pay approximately $4.6 million related to these terminations during 2021, which is included in current portion of operating lease liabilities on the Company’s consolidated balance sheets as of December 31, 2020.

During the year ended December 31, 2020, the Company modified the lease terms for a significant number of its real estate leases. Modifications were primarily rent concessions provided by lessors, and exercised options to extend lease terms due to COVID-19. Modifications during the year ended December 31, 2020 resulted in an increase to the Company’s operating lease ROU assets and operating lease liabilities of approximately $29.3 million.

Other supplemental quantitative disclosures as of the year ended December 31, 2020 was as follows:

2020
Other information
Cash paid for amounts included in the measurement of lease liabilities (in thousands):
Operating cash flows from operating leases	$61,993
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands):	$14,067

Weighted-average remaining lease term:
Operating leases	6.7 years
Weighted-average discount rate:
Operating leases	6.5%

Estimated undiscounted future lease payments under non-cancellable operating leases, along with a reconciliation of the undiscounted cash flows to operating lease liabilities, respectively, at December 31, 2020 were as follows (in thousands):

Year
2021	$69,726
2022	62,035
2023	56,389
2024	49,251
2025	40,436
Thereafter	103,101

Total undiscounted future cash flows	$380,938
Less: Imputed Interest	(74,553)

Present value of future cash flows	$306,385

Presentation on Balance Sheet
Current	$52,395
Non-current	$253,990

Prior to the adoption of ASC 842, the amount of rent expense recorded in clinic operating costs and selling, general and administrative expenses for the years ended December 31, 2019 and 2018 was as follows (in thousands):

	2019	2018
Clinic operating costs	$55,508	$52,997
Selling, general and administrative costs	2,830	2,922

Total lease cost	$58,338	$55,919

The related-party lease expense included in these amounts was $6.8 million and $6.9 million for the years ended December 31, 2019 and 2018, respectively. The relationship that gave rise to related party treatment is no longer applicable in 2020.

Prior to the adoption of ASC 842, minimum rental commitments under non-cancelable operating leases in effect at December 31, 2019 were as follows (in thousands):

Lease maturity
2020	$64,368
2021	59,507
2022	52,653
2023	46,615
2024	39,910
2025 and thereafter	115,512

Total minimum lease payments	$378,565